Offerings	Jun. 06, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt securities of WFC
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred stock of WFC
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary shares of WFC
Fee Rate	0.01531%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $1-2/3 per share of WFC
Fee Rate	0.01531%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts of WFC
Fee Rate	0.01531%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units of WFC
Fee Rate	0.01531%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants of WFC
Fee Rate	0.01531%
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 5,400,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 826,740.00
Offering Note	There is being registered hereby such indeterminate amount of the identified classes of securities as may from time to time be issued at indeterminate prices. The amount registered, the proposed maximum offering price per unit, the maximum aggregate offering price and the amount of registration fees are not specified as to each class of securities being registered. The proposed maximum offering price per unit will be determined from time to time by Wells Fargo & Company ("WFC") in connection with the issuance of securities registered under the registration statement to which this Exhibit 107 relates (the "Registration Statement"). The maximum aggregate offering price of all securities reflected in the table above has been estimated solely for purposes of calculating a registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), and such amount will be updated prior to the effectiveness of the Registration Statement. In no event will the aggregate offering price of the securities issued under the Registration Statement exceed the amount registered. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities or that are issued in units. No separate consideration will be received for Depositary Shares representing shares of Preferred Stock issued by Wells Fargo & Company, and no separate registration fee will be paid in respect of such Depositary Shares. The Registration Statement also covers an indeterminate amount of the registered securities that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of WFC. These securities consist of (i) an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under the Registration Statement and (ii) an indeterminate amount of other securities of WFC initially offered and sold under other registration statements. All such market-making transactions with respect to securities that are made pursuant to a prospectus supplement relating to, and after the effectiveness of, the Registration Statement are being made pursuant to the base prospectus contained in the Registration Statement. No separate registration fee is required for the registration of the indeterminate amount of securities to be offered solely for market-making purposes by affiliates of WFC.
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt securities of WFC
Carry Forward Form Type	S-3
Carry Forward File Number	333-269514
Carry Forward Initial Effective Date	Feb. 17, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred stock of WFC
Carry Forward Form Type	S-3
Carry Forward File Number	333-269514
Carry Forward Initial Effective Date	Feb. 17, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Depositary shares of WFC
Carry Forward Form Type	S-3
Carry Forward File Number	333-269514
Carry Forward Initial Effective Date	Feb. 17, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $1-2/3 per share of WFC
Carry Forward Form Type	S-3
Carry Forward File Number	333-269514
Carry Forward Initial Effective Date	Feb. 17, 2023
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Purchase Contracts of WFC
Carry Forward Form Type	S-3
Carry Forward File Number	333-269514
Carry Forward Initial Effective Date	Feb. 17, 2023
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units of WFC
Carry Forward Form Type	S-3
Carry Forward File Number	333-269514
Carry Forward Initial Effective Date	Feb. 17, 2023
Offering: 15
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants of WFC
Carry Forward Form Type	S-3
Carry Forward File Number	333-269514
Carry Forward Initial Effective Date	Feb. 17, 2023
Offering: 16
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Carry Forward Form Type	S-3
Carry Forward File Number	333-269514
Carry Forward Initial Effective Date	Feb. 17, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering Note	WFC previously registered securities having a maximum aggregate offering price of $125 billion (or the equivalent thereof in any other currency) pursuant to a registration statement filed on Form S-3 (File No. 333-269514) on February 1, 2023, as amended on Form S-3/A on February 15, 2023, which became effective on February 17, 2023 (the "Prior Registration Statement No. 1"). In respect of Prior Registration Statement No. 1, WFC (i) paid a registration fee of $11,130,200 in respect of $101 billion in newly-registered securities (fee rate of $110.20 per million) and (ii) utilized previously-paid registration fees of $3,115,200 in respect of $24 billion in carry forward securities (fee rate of $129.80 per million) that remained unsold from registration statement No. 333-236148 (such carry forward securities were included in Prior Registration Statement No. 1 pursuant to Rule 415(a)(6) under the Securities Act). Prior to the effectiveness of this Registration Statement, WFC plans to specify in a pre-effective amendment to this Registration Statement the amount of unsold securities covered by Prior Registration Statement No. 1 to be included in this Registration Statement, as amended, pursuant to Rule 415(a)(6) and the filing fee paid in connection with such unsold securities, which will continue to be applied to such unsold securities, as well as the amount of any new securities to be registered (as applicable) in addition to the securities registered in this filing, and the related fees. Pursuant to Rule 415(a)(6), the offering of unsold securities under Prior Registration Statement No. 1 will be deemed terminated as of the date of effectiveness of this Registration Statement.